Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,355,933,501.13
Previously Paid Amount	0.00
Total Fee Amount	513,793.42
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 513,793.42
Narrative - Max Aggregate Offering Price	$ 3,355,933,501.13
Final Prospectus	true